EMPLOYEE BENEFITS	12 Months Ended
Jun. 30, 2021
Employee benefits [Abstract]
Employee benefits
19

EMPLOYEE BENEFITS
ACCOUNTING POLICIES
Cash settled share-based payments (“outgoing long-term incentive”)
Cash settled

share-based payments

are measured

at fair

value and

remeasured at

each reporting

date to

reflect the

potential
outflow of

cash resources

to settle

the liability,

with a

corresponding adjustment

in profit

or loss.

Vesting

assumptions for

non-
market conditions are reviewed at each reporting date to ensure they reflect current expectations.
Equity settled share-based payments (“new long-term incentive”)
The grant date fair

value of equity settled

share-based payment arrangements is

recognised as an expense,

with a corresponding
increase in equity,

over the vesting period of

the awards. The expense is

adjusted to reflect the number

of awards for which the
related service

and non-market

performance conditions

are expected

to be

met, such

that the

amount ultimately

recognised is
based on the number of awards that meet the related service and non-market performance conditions at vesting date.
19.1

CASH SETTLED LONG-TERM INCENTIVE SCHEME (“outgoing

LTI scheme” or “CLTI

scheme”)
Terms

of the November 2015 grant made under the DRDGOLD Group's outgoing LTI scheme are:
•

The scheme has a finite term of
5 years

and thus no top-up awards are made when the shares vest;
•

The phantom shares are issued at an exercise price of nil and will vest in 3 tranches:
20%, 30 % and 50 % on the 3
rd,

4
th

and 5
th
anniversaries respectively, subject to individual service and performance conditions being met; and
•

The phantom shares will be settled at the 7 day volume weighted average price ("VWAP") of the DRDGOLD share.
The last

tranche of

the November

2015 grant

vested and

was fully

settled on

November 5,

2020. The

outgoing LTI

scheme is
replaced by a new equity settled long-term incentive scheme (refer note 19.2).
Amounts in R million Note 2021 2020
Movements in the total liability for long-term incentive scheme is as follows:
Opening balance 227.6 51.0
Share-based payment (benefit)/expense - CLTI scheme 5.3 (44.3) 218.1
Vested and paid (183.3) (41.5)
Liability for CLTI scheme at the end of the year - 227.6
The total liability for long-term incentive scheme is expected to be settled as follows: - 227.6
Within 12 months after reporting date - 227.6
After 12 months after reporting date - -
Reconciliation of outstanding phantom shares 2021 2020
Weighted Weighted
average average
Shares price Shares price
Number R per share Number R per share
Opening balance 9,845,638 16,157,058
Vested and paid (9,845,638) 18.62 (5,674,252) 7.31
Forfeited - - (637,168) 7.08
Closing balance - 9,845,638
Fair value
The fair value of

the liability for

the long-term incentive scheme

is mostly influenced

by the DRDGOLD

Limited share price. Other
inputs influencing the fair value are the forward dividend yield and estimates of staff retention and performance conditions. The inputs most significantly influencing the measurement of the fair values are as follows :
2021 2020 Grant date
7-day VWAP of the DRDGOLD Limited share - 25.14 2.26
Annualised forward dividend yield - 1.0% 4.3%
19.2

EQUITY SETTLED LONG-TERM INCENTIVE SCHEME

(“new LTI scheme”

or “ELTI scheme”)
Amounts in R million 2021 2020 2019
Share-based payment expense - ELTI scheme 16.0 6.0 -
On December 2,

2019, the shareholders

approved a new

equity settled long-term

incentive scheme to

replace the cash

settled
long-term

incentive

scheme

established

in

November

2015.

Under

the

new

LTI

scheme,

qualifying

employees

are

awarded
conditional shares on

an annual

basis, comprising

performance shares

(
80
% of

the total

conditional shares

awarded) and

retention
shares ( 20
% of the

total conditional shares

awarded). Conditional shares

will vest
3 years

after grant date

and will be

settled in
the form of DRDGOLD shares at a zero-exercise price.
The key conditions of the grants made under the ELTI scheme are:
Retention shares:

100
% of the retention shares will vest if the employee remains in the active employ of the Company at vesting date, is not under
notice period and individual performance criteria are met.
Performance shares:
Total

shareholder’s return

(TSR) measured

against a

hurdle rate

of
15
%

referencing DRDGOLD’s

Weighted

Average

Cost of
Capital “WACC”:

•

50 % of the performance shares are linked to this condition; and
•

all of these performance shares will vest if DRDGOLD’s TSR exceeds the hurdle rate over the vesting period

TSR measured against a peer group of 3 peers (Sibanye-Stillwater, Harmony Limited and Pan-African Resources Limited):

•

50 % of the performance shares are linked to this condition; and
•

The number of

performance shares which vest

is based on

DRDGOLD’s actual TSR

performance in relation to

percentiles of
peer group’s performance as follows:
Percentile of peers % of performance shares vesting
< 25th percentile 0%
25th to < 50th percentile 25%
50th to < 75th percentile 75%
Reconciliation of the number of conditional shares 2021 2020
Opening balance 5,860,760 -
Granted
December 2, 2019 - 5,860,760
October 22, 2020 1,979,860 -
Closing balance 7,840,620 5,860,760
Vesting on 7,840,620 5,860,760
December 2, 2021 2,930,380 2,930,380
December 2, 2022 2,930,380 2,930,380
October 22, 2023 1,979,860 -
Fair value
The weighted average fair value of the performance and retention shares at grant date were determined using the Monte Carlo simulation pricing model applying the following key inputs:
Grant date October 22, 2020 December 2, 2019
Vesting date October 22, 2023 December 2, 2022 December 2, 2021
Weighted average fair value of 80% performance shares

1
10.49 4.12 4.26
Weighted average fair value of 20% retention shares 18.67 5.49 5.69
Expected term (years) 3 3 2
Grant date share price of a DRDGOLD share 19.43 6.15 6.15
Expected dividend yield 1.33% 3.81% 3.86%
Expected volatility

2
63.07% 53.80% 53.80%
Expected risk free rate 3.82% 6.80% 6.68%
1

The performance conditions are included in the

measurement of the grant date fair value as they

are classified as market-based performance
2

Expected volatility has been based on an evaluation

of the historical volatility of DRDGOLD’s share price,

commensurate with the expected
term of the options
19.3

TRANSACTIONS WITH KEY MANAGEMENT PERSONNEL
Interests in contracts
None

of

the

directors,

officers

or

major

shareholders

of

DRDGOLD or,

to

the

knowledge

of

DRDGOLD’s

management,

their
families, had any interest, direct or indirect, in any transaction entered into during the year ended June 30, 2021 or the preceding
financial years, or in any proposed

transaction which has affected or will

materially affect DRDGOLD or its subsidiaries other

than
disclosed in these financial statements. None of the directors or officers of DRDGOLD or any associate of such director or officer is currently or has been at any time during the past financial year materially indebted to DRDGOLD.
Key management personnel remuneration
Amounts in R million Note 2021 2020 2019
- Board fees paid 7.6 6.2 5.8
- Salaries paid 75.5 67.3 61.7
- Short term incentives relating to this cycle 73.8 63.6 31.5
- Long term incentives paid during the cycle 19.1 183.3 41.5 15.5
- Retrenchments - - 1.6
340.2 178.6 116.1